Background and Basis of presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Background and Basis of presentation
Nature of Operations and Consolidation

Nature of Operations

We are a building products company headquartered in Boise, Idaho. As used in this Form 10-Q, the terms "Boise Cascade," "we," and "our" refer to Boise Cascade, L.L.C., and its consolidated subsidiaries prior to our conversion to a Delaware corporation and to Boise Cascade Company and its consolidated subsidiaries on or after such conversion. On February 4, 2013, we converted to a Delaware corporation from a Delaware limited liability company by filing a certificate of conversion in Delaware. The common stock authorized and outstanding, par values, net income per share amounts, and other per-share disclosures for all periods presented have been adjusted to reflect the impact of this conversion. We are one of the largest producers of engineered wood products (EWP) and plywood in North America and a leading U.S. wholesale distributor of building products.

On February 11, 2013, we issued 13,529,412 shares of common stock in our initial public offering. Following our initial public offering, the common stock held by Boise Cascade Holdings, L.L.C. (BC Holdings) represented 68.7% of our outstanding common stock. Following the completion of a secondary offering by BC Holdings of 10,000,000 shares of our common stock and the repurchase of 3,864,062 shares of our common stock from BC Holdings subsequent to June 30, 2013, the common stock held by BC Holdings represents 40.2% of our outstanding common stock. See Note 13, Subsequent Events, for a discussion of the secondary offering and repurchase of common stock. BC Holdings is controlled by Forest Products Holdings, L.L.C. (FPH).

We operate our business using three reportable segments: (1) Wood Products, which manufactures and sells EWP, plywood, studs, particleboard, and ponderosa pine lumber, (2) Building Materials Distribution, which is a wholesale distributor of building materials, and (3) Corporate and Other, which includes corporate support staff services, related assets and liabilities, and foreign exchange gains and losses. For more information, see Note 11, Segment Information.

Consolidation

The accompanying quarterly consolidated financial statements have not been audited by an independent registered public accounting firm but, in the opinion of management, include all adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods presented. Except as disclosed within these condensed notes to unaudited quarterly consolidated financial statements, the adjustments made were of a normal, recurring nature. Certain information and footnote disclosures normally included in our annual consolidated financial statements have been condensed or omitted. The quarterly consolidated financial statements include the accounts of Boise Cascade and its subsidiaries after elimination of intercompany balances and transactions. Quarterly results are not necessarily indicative of results that may be expected for the full year. These condensed notes to unaudited quarterly consolidated financial statements should be read in conjunction with our 2012 Form 10-K and the other reports we file with the Securities and Exchange Commission (SEC).

Nature of Operations and Basis of Presentation

Nature of Operations

We are a building products company headquartered in Boise, Idaho. Our operations began on October 29, 2004 (inception), when we acquired the forest products and paper assets of OfficeMax (the Forest Products Acquisition). As used in these consolidated financial statements, the terms "Boise Cascade," "we," and "our" refer to Boise Cascade, L.L.C., and its consolidated subsidiaries prior to our conversion to a Delaware corporation and to Boise Cascade Company and its consolidated subsidiaries on or after such conversion, as discussed in Note 16, Subsequent Events. Prior to the initial public offering of shares of common stock of Boise Cascade Company, discussed in Note 13, Equity, Boise Cascade was 100% owned by Boise Cascade Holdings, L.L.C. (BC Holdings). We are a leading U.S. wholesale distributor of building products and one of the largest producers of engineered wood products (EWP) and plywood in North America.

We operate our business using three reportable segments: (1) Building Materials Distribution, which is a wholesale distributor of building materials, (2) Wood Products, which manufactures and sells EWP, plywood, studs, particleboard, and ponderosa pine lumber, and (3) Corporate and Other, which includes corporate support staff services, related assets and liabilities, and foreign exchange gains and losses. For more information, see Note 14, Segment Information.

The following sets forth our corporate structure and equity ownership at December 31, 2012 (prior to our initial public offering):
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Basis of Presentation and Comparability of Data

In connection with the sale of our Paper and Packaging & Newsprint assets in 2008, we received $1,277.2 million of cash consideration, a $41 million paid-in-kind promissory note receivable, and $285.2 million of net stock consideration. Immediately following the sale, we distributed the securities received in the transaction to BC Holdings, as the securities were not subject to the collateral liens of the bank credit facility of the company then in effect. However, the cash and securities received in the transaction were subject to the covenants of the company's subordinated note indenture in effect at the time of the distribution and the guaranty provided by BC Holdings. As a result of receiving stock in Boise Inc., BC Holdings had a significant indirect financial interest in the results of the sold businesses. The equity interest BC Holdings owned in Boise Inc. and the related-party transactions we had with Boise Inc. after the sale represented a significant continuing involvement. In 2008, BC Holdings sold the paid-in-kind promissory note receivable for $52.7 million after selling expenses and transferred the net proceeds to us. In 2009 and 2010, BC Holdings sold 18.8 million and 18.3 million shares of Boise Inc. and transferred the net proceeds of $83.2 million and $86.1 million to us. The cash received as a reinvestment in us by BC Holdings was reflected in our Consolidated Statements of Cash Flows. We used the cash received from BC Holdings in 2008, 2009, and 2010 to repay senior debt and for capital spending in accordance with the asset sale covenant of our subordinated note indenture. The 18.3 million shares sold in 2010 represented BC Holdings' remaining investment in Boise Inc. Because of the disposition, Boise Inc. is no longer a related party. The related-party activity with Boise Inc. included in the Consolidated Financial Statements includes only those sales and costs and expenses transacted prior to March 2010, when Boise Inc. was a related party. As a result, beginning in March 2010, transactions with Louisiana Timber Procurement Company, L.L.C. (LTP) (discussed in Note 4, Transactions With Related Parties) represent the only remaining significant related-party activity recorded in our consolidated financial statements.

Southeast Operations
Background and Basis of presentation

NOTE 1—Background and Basis of presentation

        Wood Resources LLC ("Parent") is a leading manufacturer and producer of softwood and specialty grade hardwood plywood products whose southeast operations consists of Chester Wood Products LLC ("Chester") and Moncure Plywood LLC ("Moncure") collectively "Southeast Operations" operating in the southern United States.

        The accompanying combined financial statements present, in conformity with accounting principles generally accepted in the United States of America, the combined statements of assets and liabilities as of December 31, 2011, December 30, 2012 and June 30, 2013 and the statements of income and comprehensive income and of cash flows related to the fiscal year ended December 30, 2012 and the six months ended July 1, 2012 and June 30, 2013.

        The accompanying combined statement of assets and liabilities as of June 30, 2013 and the combined statements of income and comprehensive income and of cash flows for the six months ended July 1, 2012 and June 30, 2013 are unaudited. The unaudited interim combined financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Southeast Operations' financial position as of June 30, 2013 and results of operations and cash flows for the six months ended July 1, 2012 and June 30, 2013. The financial data and the other information disclosed in these notes to the consolidated financial statements related to June 30, 2013 and these six month periods are unaudited. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the year ended December 31, 2013 or for any other interim periods or other future year.

        The accompanying combined financial statements are presented on a "carve-out basis" and include the 2012 operations of the Southeast Operations. Accordingly, Parent's equity is presented in lieu of stockholder's equity in the combined balance sheet. Parent's equity consists of Paid in capital, Due from parent, and Retained earnings (Accumulated deficit). The Due from parent is the net effect of the Southeast Operations cash receipts collected by Parent exceeding the Southeast Operations cash disbursement made by Parent. The Parent maintains certain assets and liabilities related to Southeast Operations as well as other subsidiaries, including but not limited to, cash, financing, and debt. With the exception of book overdraft, no assets or liabilities have been allocated to the Southeast Operations.

        All assets of the Parent and its subsidiaries are pledged as collateral to the Parent's senior lender and holders of subordinated debt held by the Parent's equity holders. Parent's debt as of December 30, 2012 was $3.9 million to Parent's senior lender and $63.5 million to Parent's equity holders. For the year ended December 30, 2012, the Parent incurred $0.3 million of interest expense to senior lender and $12.2 million of interest expense to debt held by Parent's equity holders. As of June 30, 2013, Parent's debt was $0.0 million to Parent's senior lender and $66.0 million to Parent's equity holders. For the six months ended June 30, 2013, the Parent incurred $0.1 million of interest expense to senior lender and $6.4 million of interest expense to debt held by Parent's equity holders.

        All significant intercompany transactions and accounts have been eliminated between Chester and Moncure.

        The combined statements of income and comprehensive income include all revenues and direct costs attributable to the Southeast Operations as well as indirect corporate overhead costs which includes the Parent's general and administrative costs. Interest expense related to debt is expensed at the Parent and has not been allocated to the Southeast Operations and is not included in these combined financial statements.

        All of the allocations of direct expenses and estimates in the combined financial statements are based on assumptions and methods that management of Wood Resources believes are reasonable. The Parent allocates indirect overhead costs to its subsidiaries based upon the subsidiary's percentage of capital employed and gross revenues.

        The Southeast Operations operate in one segment, as a producer and distributor of wood products.